UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     James Crichton     New York, NY     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $1,962,939 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFORDABLE RESIDENTIAL CMTYS   COM              008273104    15616  1321165 SH       SOLE                  1321165        0        0
AMERICAN TOWER CORP            CL A             029912201   126350  3008330 SH       SOLE                  3008330        0        0
BEAR STEARNS COS INC           CALL             073902908    83258   594700 SH  CALL SOLE                   594700        0        0
BRINKS CO                      CALL             109696904    13925   225000 SH  CALL SOLE                   225000        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104   176428  4421760 SH       SOLE                  4421760        0        0
CANADIAN NAT RES LTD           COM              136385101   215246  3244105 SH       SOLE                  3244105        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    26757   530000 SH       SOLE                   530000        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    10992   487873 SH       SOLE                   487873        0        0
LAMAR ADVERTISING CO           CL A             512815101   273804  4362720 SH       SOLE                  4362720        0        0
LANDSTAR SYS INC               COM              515098101   102057  2115175 SH       SOLE                  2115175        0        0
LEHMAN BROS HLDGS INC          CALL             524908900    55942   750700 SH  CALL SOLE                   750700        0        0
MASTERCARD INC                 CL A             57636Q104   300858  1813820 SH       SOLE                  1813820        0        0
MBIA INC                       CALL             55262C900    46709   750700 SH  CALL SOLE                   750700        0        0
NII HLDGS INC                  CL B NEW         62913F201    80740  1000000 SH       SOLE                  1000000        0        0
NORFOLK SOUTHERN CORP          CALL             655844908   102459  1949000 SH  CALL SOLE                  1949000        0        0
SAIC INC                       COM              78390X101    18130  1003346 SH       SOLE                  1003346        0        0
SPECTRA ENERGY CORP            COM              847560109   107994  4160000 SH       SOLE                  4160000        0        0
TYCO INTERNATIONAL LTD         WHEN ISSUED      G9143X208    69838  1301000 SH       SOLE                  1301000        0        0
TYCO INTL LTD NEW              COM              902124106   135836  4020005 SH       SOLE                  4020005        0        0